Debt and lines of credit (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 14, 2011
Debt Instrument
Line of credit facility, maximum borrowing capacity through August 2012	$ 920,000,000	$ 920,000,000
Line of credit facility, maximum borrowing capacity until July 2012	1,000,000,000	1,000,000,000
Short-term Debt
Repayments of commercial paper	200,000,000	200,000,000	0	0
Commercial paper	999,000,000	999,000,000	0		1,200,000,000
Debt, Weighted average interest rate	0.25%	0.25%
Long-term Debt
Long-term debt, gross	4,500,000,000	4,500,000,000
Add net unamortized premium (assumed with National acquisition)	93,000,000	93,000,000
Less current portion of long-term debt	(382,000,000)	(382,000,000)	0
Total long-term debt	4,211,000,000	4,211,000,000	0
Payments of debt issuance costs		12,000,000	0	0
Interest and debt expense		42,000,000	0	0
Interest paid		54,000,000
Notes payable [Member]
Long-term Debt
Proceeds from issuance of long-term debt		3,497,000,000
Payments of debt issuance costs		12,000,000
Notes payable [Member] | Floating-rate notes due 2013 (swapped to a 0.922% fixed rate)
Long-term Debt
Long-term debt, gross	1,000,000,000	1,000,000,000
Debt instrument, description of variable rate basis (in months)		3
Long-term debt, effective fixed-rate interest rate	0.922%	0.922%
Notes payable [Member] | Floating-rate notes due 2013 (swapped to a 0.922% fixed rate) | Interest rate swap [Member] | Cash flow hedges [Member]
Long-term Debt
Long-term debt, effective fixed-rate interest rate	0.922%	0.922%
Notes payable [Member] | Notes due 2013 at 0.875%
Long-term Debt
Long-term debt, gross	500,000,000	500,000,000
Long-term debt, stated interest rate	0.875%	0.875%
Notes payable [Member] | Notes due 2014 at 1.375%
Long-term Debt
Long-term debt, gross	1,000,000,000	1,000,000,000
Long-term debt, stated interest rate	1.375%	1.375%
Notes payable [Member] | Notes due 2016 at 2.375%
Long-term Debt
Long-term debt, gross	1,000,000,000	1,000,000,000
Long-term debt, stated interest rate	2.375%	2.375%
National [Member] | Notes payable [Member]
Long-term Debt
Long-term debt, gross	1,000,000,000	1,000,000,000
Long-term debt, fair value	1,105,000,000	1,105,000,000
National [Member] | Notes payable [Member] | Notes due 2012 at 6.15% (assumed with National acquisition)
Long-term Debt
Long-term debt, gross	375,000,000	375,000,000
Long-term debt, stated interest rate	6.15%	6.15%
National [Member] | Notes payable [Member] | Notes due 2015 at 3.95% (assumed with National acquisition)
Long-term Debt
Long-term debt, gross	250,000,000	250,000,000
Long-term debt, stated interest rate	3.95%	3.95%
National [Member] | Notes payable [Member] | Notes due 2017 at 6.60% (assumed with National acquisition)
Long-term Debt
Long-term debt, gross	$ 375,000,000	$ 375,000,000
Long-term debt, stated interest rate	6.60%	6.60%